DEAN WITTER HIGH INCOME SECURITIES    Two World Trade Center, New York, New York
                                      10048

LETTER TO THE SHAREHOLDERS September 30, 1996

DEAR SHAREHOLDER:

After rebounding sharply during 1995, the U.S. Treasury market retreated during the first nine months of 1996, as signs of an economic recovery fanned inflation fears. The high-yield market, which performed nicely during 1995's market rally, held up relatively well during the first nine months of 1996, even as interest rates moved up sharply. While signs of an economic recovery has led to a sharp increase in interest rates, this recovery also bodes well for the future prospects of many corporate issuers in the high-yield marketplace and helps erase some of the recession fears that had plagued the high-yield market in late 1995.

Against this backdrop, Dean Witter High Income Securities produced a total return of 6.23 percent for the six-month period ended September 30, 1996, based on its net asset value (NAV) of $9.95 per share. Over the past six months, the Fund continued to distribute regular income dividends at a rate of $0.08 per share per month. On September 30, 1996, the Fund's net assets exceeded $753 million.

INVESTMENT STRATEGY

The Fund's investment strategy remained essentially unchanged over the past year, with a continued emphasis on discounted B-rated issues. In today's market, many of these issues can be purchased below par providing significant future appreciation potential and an attractive yield versus comparable U.S. Treasuries (in the 11 percent to 12 percent range). In light of the rebounding economy, we feel quite comfortable with the earnings outlook for most of our B-rated issuers. Recognizing that the economy may slow somewhat during the remainder of 1996, we have tried to limit the portfolio's volatility by focusing primarily on growth type, recession resistant industry sectors such as cable, media, food and beverage and telecommunications.

LOOKING AHEAD

Given our outlook for continued, albeit moderate economic growth, we find that many of today's B-rated issues offer excellent long-term return

DEAN WITTER HIGH INCOME SECURITIES
potential. Over the near term, there could be continued volatility in the financial markets as investors assess the economy's strength, possible Federal Reserve Board actions and the upcoming Presidential election. However, despite any potential short-term weakness, we consider today's high-yield market to be an attractive long-term opportunity for investors.

We appreciate your support of Dean Witter High Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HIGH INCOME SECURITIES

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited)

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             CORPORATE BONDS (89.5%)
             Aerospace (1.1%)
$  9,000     Sabreliner Corp. (Series B).........    12.50   %     04/15/03     $  7,920,000
                                                                                  ----------
             Automotive (5.7%)
   5,000     APS, Inc. ..........................    11.875        01/15/06        5,462,500
  13,505     Envirotest Systems, Inc. ...........     9.125        03/15/01       12,424,600
     500     Envirotest Systems, Inc. ...........     9.625        04/01/03          405,000
  23,000     Toyota Motor Credit Corp. ..........    15.00         09/26/97       25,018,020
                                                                                  ----------
                                                                                  43,310,120
                                                                                  ----------
             Broadcast Media (3.8%)
   9,350     Adams Outdoor Advertising...........    10.75         03/15/06        9,770,750
   8,000     Paxson Communications Corp. ........    11.625        10/01/02        8,420,000
   9,749     Spanish Broadcasting System,
             Inc. ...............................     7.50         06/15/02       10,187,705
                                                                                  ----------
                                                                                  28,378,455
                                                                                  ----------
             Business Services (5.3%)
  19,879     Anacomp, Inc. ......................    13.00+        06/04/02       20,475,370
   2,500     Pierce Leahy Corp. - 144A*..........    11.125        07/15/06        2,668,750
  16,000     Xerox Credit Corp. .................    15.00         06/10/97       16,981,120
                                                                                  ----------
                                                                                  40,125,240
                                                                                  ----------
             Cable & Telecommunications (14.7%)
  16,783     Adelphia Communications Corp.
             (Series B)..........................     9.50+        02/15/04       15,104,720
   4,050     American Communications
             Services, Inc. .....................    13.00++       11/01/05        2,308,500
  10,050     American Communications
             Services, Inc. .....................    12.75++       04/01/06        5,326,500
  14,000     AT&T Capital Corp. .................    15.00         05/05/97       14,727,859
   8,750     Charter Communication South East
             L.P. (Series B).....................    11.25         03/15/06        8,957,813
  14,643     Falcon Holdings Group L.P. (Series
             B)..................................    11.00+        09/15/03       13,508,249
  14,800     Hyperion Communication (Series B)...    13.00++       04/15/03        9,028,000
  28,500     In-Flight Phone Corp. (Series B)....    14.00++       05/15/02       11,400,000
  10,000     IXC Communications Inc. (Series
             B)..................................    12.50         10/01/05       10,550,000
  10,000     Peoples Telephone Co., Inc. ........    12.25         07/15/02       10,400,000
   9,000     Rifkin Acquisition Partners L.P. ...    11.125        01/15/06        9,315,000
                                                                                  ----------
                                                                                 110,626,641
                                                                                  ----------
             Computer Equipment (5.0%)
  14,000     Advanced Micro Devices..............    11.00         08/01/03       14,490,000
   7,000     Unisys Corp. .......................    15.00         07/01/97        7,367,500
  14,000     Unisys Corp. (Conv.)................     8.25         03/15/06       15,610,000
                                                                                  ----------
                                                                                  37,467,500
                                                                                  ----------
             Consumer Products (0.7%)
   5,500     J.B. Williams Holdings, Inc. .......    12.00         03/01/04        5,568,750
                                                                                  ----------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Containers (2.6%)
$ 10,000     Ivex Holdings Corp. (Series B)......    13.25++ %     03/15/05     $  6,800,000
   7,500     Mail-Well Corp. ....................    10.50         02/15/04        7,425,000
   5,000     Packaging Resources Inc. ...........    11.625        05/01/03        5,175,000
                                                                                  ----------
                                                                                  19,400,000
                                                                                  ----------
             Electrical & Alarm Systems (1.3%)
  11,000     Mosler, Inc. .......................    11.00         04/15/03        9,900,000
                                                                                  ----------
             Entertainment/Gaming & Lodging (9.3%)
   9,850     AMF Group Inc. (Series B)...........    10.875        03/15/06       10,096,250
  12,000     Fitzgeralds Gaming Corp.
             (Units)+++..........................    13.00         12/31/02        9,600,000
  10,250     Lady Luck Gaming Finance Corp. .....    11.875        03/01/01       10,147,499
   8,000     Motels of America, Inc. (Series
             B)..................................    12.00         04/15/04        6,920,000
   9,925     Players International, Inc. ........    10.875        04/15/05        9,875,375
   9,900     Plitt Theaters, Inc. (Canada).......    10.875        06/15/04       10,048,500
  27,250     Spectravision, Inc. (a).............    11.65         12/01/02        3,320,267
  10,100     Station Casinos, Inc. ..............     9.625        06/01/03        9,797,000
                                                                                  ----------
                                                                                  69,804,891
                                                                                  ----------
             Financial (3.3%)
  23,000     Household Finance Corp. ............    15.00         09/25/97       25,012,270
                                                                                  ----------
             Foods & Beverages (7.5%)
  27,961     Envirodyne Industries, Inc. ........    10.25         12/01/01       25,794,023
   4,763     Fleming Companies, Inc. ............    10.625        12/15/01        4,667,740
  62,425     Specialty Foods Acquisition Corp.
             (Series B)..........................    13.00++       08/15/05       26,218,500
                                                                                  ----------
                                                                                  56,680,263
                                                                                  ----------
             Healthcare (1.1%)
  10,575     Unilab Corp. .......................    11.00         04/01/06        8,301,375
                                                                                  ----------
             Manufacturing (7.2%)
  11,450     Alpine Group, Inc...................    12.25         07/15/03       11,908,000
   7,900     Berry Plastics Corp. ...............    12.25         04/15/04        8,571,500
   7,075     Cabot Safety Corp. .................    12.50         07/15/05        7,817,875
   6,000     Exide Electronics Group, Inc.
             (Series B)..........................    11.50         03/15/06        6,330,000
  11,500     International Wire Group, Inc. .....    11.75         06/01/05       12,247,500
   7,230     Uniroyal Technology Corp. ..........    11.75         06/01/03        7,013,100
                                                                                  ----------
                                                                                  53,887,975
                                                                                  ----------
             Manufacturing - Diversified (5.8%)
   8,000     Foamex L.P. ........................    11.875        10/01/04        8,480,000
  10,000     Interlake Corp. ....................    12.125        03/01/02       10,450,000
   8,350     J.B. Poindexter & Co., Inc. ........    12.50         05/15/04        8,183,000
   7,000     Jordan Industries, Inc. ............    10.375        08/01/03        6,790,000
  12,150     Jordan Industries, Inc. ............    11.75++       08/01/05        9,477,000
                                                                                  ----------
                                                                                  43,380,000
                                                                                  ----------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Oil & Gas (1.1%)
$  9,900     Empire Gas Corp. ...................     7.00   %     07/15/04     $  8,687,250
                                                                                  ----------
             Publishing (3.1%)
   9,175     Affiliated Newspapers Investments,
             Inc. ...............................    13.25++       07/01/06        7,018,875
   7,200     American Media Operations, Inc. ....    11.625        11/15/04        7,560,000
  10,100     United States Banknote Corp. .......    10.375        06/01/02        9,595,000
                                                                                  ----------
                                                                                  24,173,875
                                                                                  ----------
             Restaurants (6.0%)
  12,000     American Restaurant Group Holdings,
             Inc. ...............................    14.00++       12/15/05        4,380,000
  17,000     American Restaurant Group Holdings,
             Inc. - 144A*........................    14.00++       12/15/05        6,205,000
   7,000     Boston Chicken Inc. (Conv.).........     4.50         02/01/04        8,968,750
  10,437     Carrols Corp. ......................    11.50         08/15/03       10,919,711
   1,050     Flagstar Corp.......................    10.875        12/01/02          931,875
  22,450     Flagstar Corp. .....................    11.25         11/01/04       13,470,000
                                                                                  ----------
                                                                                  44,875,336
                                                                                  ----------
             Retail (1.0%)
   4,983     Cort Furniture Rental Corp. ........    12.00         09/01/00        5,244,608
  10,450     County Seat Stores Co. .............    12.00         10/01/02        2,612,500
                                                                                  ----------
                                                                                   7,857,108
                                                                                  ----------
             Retail - Food Chains (2.9%)
   7,000     Jitney-Jungle Stores................    12.00         03/01/06        7,455,000
   7,200     Pathmark Stores, Inc. ..............     9.625        05/01/03        7,056,000
   7,000     Ralphs Grocery Co. .................    10.45         06/15/04        7,087,500
                                                                                  ----------
                                                                                  21,598,500
                                                                                  ----------
             Textiles (1.0%)
   8,950     U.S. Leather, Inc. .................    10.25         07/31/03        7,518,000
                                                                                  ----------
             TOTAL CORPORATE BONDS
             (Identified Cost $680,037,249)................................      674,473,549
                                                                                  ----------


NUMBER OF
 SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS (b) (3.2%)
             Foods & Beverages (0.7%)
 490,000     Seven-Up/RC Bottling Co. Southern California, Inc. (c)........        5,145,000
 300,975     Specialty Foods Acquisition Corp. - 144A*.....................          451,463
                                                                                  ----------
                                                                                   5,596,463
                                                                                  ----------
             Healthcare (0.1%)
1,048,200    Unilab Corp. .................................................          720,638
                                                                                  ----------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued


NUMBER OF
 SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
             Manufacturing - Diversified (2.3%)
 835,689     Thermadyne Holdings Corp. (c).................................     $ 17,340,546
                                                                                  ----------
             Publishing (0.1%)
  12,500     Affiliated Newspapers Investments, Inc. (Class B).............          500,000
                                                                                  ----------
             Restaurants (0.0%)
  12,000     American Restaurant Group Holdings, Inc. - 144A*..............           96,000
                                                                                  ----------
             TOTAL COMMON STOCKS
             (Identified Cost $21,950,066).................................       24,253,647
                                                                                  ----------
             PREFERRED STOCK (b) (0.2%)
             Entertainment/Gaming & Lodging
  80,000     Fitzgeralds Gaming Corp. (Units)+++(Identified Cost
             $2,000,000)...................................................        1,760,000
                                                                                  ----------


NUMBER OF                                                       EXPIRATION
WARRANTS                                                          DATE           VALUE
------------------------------------------------------------------------------------------
              WARRANTS (b) (0.1%)
              Cable & Telecommunications (0.1%)
  12,000      Hyperion Communication - 144A*................     04/01/01          480,000
  22,850      In-Flight Phone Corp. - 144A*.................     08/31/02          182,800
                                                                                ----------
                                                                                   662,800
                                                                                ----------
              Entertainment/Gaming & Lodging (0.0%)
   9,000      Fitzgeralds Gaming Corp.......................     12/19/98           40,504
   3,500      Fitzgeralds South Inc. - 144A*................     03/15/99          --
                                                                                ----------
                                                                                    40,504
                                                                                ----------
              Manufacturing (0.0%)
   6,000      Exide Electronics Group, Inc. - 144A*.........     03/15/06          210,000
  20,000      Uniroyal Technology Corp......................     06/01/03           27,500
                                                                                ----------
                                                                                   237,500
                                                                                ----------
              Oil & Gas (0.0%)
   5,520      Empire Gas Corp...............................     07/15/04           55,200
                                                                                ----------
              TOTAL WARRANTS
              (Identified Cost $1,612,936)...............................          996,004
                                                                                ----------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (d) (6.7%)
             COMMERCIAL PAPER (4.0%)
             Foods & Beverages (2.0%)
$ 15,000     PepsiCo Inc. ........................      5.35 %     10/02/96     $ 14,997,771
                                                                                  ----------
             Office Equipment (2.0%)
  15,000     IBM Credit Corp. ....................      5.325      10/01/96       15,000,000
                                                                                  ----------
             TOTAL COMMERCIAL PAPER
             (Amortized Cost $29,997,771)..................................       29,997,771
                                                                                  ----------
             U.S. GOVERNMENT AGENCY (2.7%)
  20,000     Federal Home Loan Banks
             (Amortized Cost $20,000,000).........      5.55       10/01/96       20,000,000
                                                                                  ----------
             TOTAL SHORT-TERM INVESTMENTS
             (Amortized Cost $49,997,771)..................................       49,997,771
                                                                                  ----------
             TOTAL INVESTMENTS
             (Identified Cost $755,598,022) (e)....................    99.7%     751,480,971
             OTHER ASSETS IN EXCESS OF LIABILITIES...................   0.3        2,048,476
                                                                       ----      -----------
             NET ASSETS............................................   100.0%    $753,529,447
                                                                      =====      ===========


---------------------
  *  Resale is restricted to qualified institutional investors.
+++ Consists of one or more class of securities traded together as a unit; generally bonds with attached stocks/warrants.
  +  Payment-in-kind security.
 ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security; issuer in bankruptcy.
(b)  Non-income producing securities.
(c)  Acquired through exchange offer.
(d) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $29,112,662 and the aggregate gross unrealized depreciation was $33,229,713, resulting in net unrealized depreciation of $4,117,051.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $755,598,022).......................................    $751,480,971
Receivable for:
    Interest..........................................................      15,316,366
    Investments sold..................................................       7,838,938
    Shares of beneficial interest sold................................       5,921,706
Deferred organizational expenses......................................          86,495
Prepaid expenses......................................................          82,844
                                                                            ----------
    TOTAL ASSETS......................................................     780,727,320
                                                                            ----------
LIABILITIES:
Payable for:
    Investments purchased.............................................      19,756,203
    Shares of beneficial interest repurchased.........................       4,069,614
    Dividends to shareholders.........................................       1,089,936
    Plan of distribution fee..........................................         488,796
    Investment management fee.........................................         291,522
Payable to bank.......................................................       1,342,586
Accrued expenses......................................................         159,216
                                                                            ----------
    TOTAL LIABILITIES.................................................      27,197,873
                                                                            ----------
NET ASSETS:
Paid-in-capital.......................................................     750,643,532
Net unrealized depreciation...........................................      (4,117,051)
Accumulated undistributed net investment income.......................       6,162,496
Accumulated undistributed net realized gain...........................         840,470
                                                                            ----------
    NET ASSETS........................................................    $753,529,447
                                                                            ==========

NET ASSET VALUE PER SHARE,
 75,700,231 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $9.95
                                                                                  ====

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

STATEMENT OF OPERATIONS
For the six months ended September 30, 1996 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $37,796,274
                                                                             ---------
EXPENSES
Plan of distribution fee...............................................      2,471,098
Investment management fee..............................................      1,502,089
Transfer agent fees and expenses.......................................        154,716
Registration fees......................................................        118,282
Shareholder reports and notices........................................         39,189
Custodian fees.........................................................         27,716
Professional fees......................................................         27,593
Organizational expenses................................................         16,044
Trustees' fees and expenses............................................          8,328
Other..................................................................          5,558
                                                                             ---------
    TOTAL EXPENSES.....................................................      4,370,613
                                                                             ---------
    NET INVESTMENT INCOME..............................................     33,425,661
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................      1,017,963
Net change in unrealized appreciation..................................      2,861,131
                                                                             ---------
    NET GAIN...........................................................      3,879,094
                                                                             ---------
NET INCREASE...........................................................    $37,304,755
                                                                             =========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED           ENDED
                                                       SEPTEMBER 30,        MARCH 31,
                                                           1996               1996
--------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.............................     $  33,425,661      $ 37,030,684
Net realized gain.................................         1,017,963         8,183,189
Net change in unrealized depreciation.............         2,861,131        (6,754,811)
                                                         -----------       -----------
    NET INCREASE..................................        37,304,755        38,459,062
                                                         -----------       -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.............................       (30,313,816)      (34,585,105)
Net realized gain.................................        (5,595,675)       (1,424,003)
                                                         -----------       -----------
    TOTAL.........................................       (35,909,491)      (36,009,108)
                                                         -----------       -----------
Net increase from transactions in shares of
 beneficial interest..............................       246,643,607       334,159,446
                                                         -----------       -----------
    TOTAL INCREASE................................       248,038,871       336,609,400
NET ASSETS:
Beginning of period...............................       505,490,576       168,881,176
                                                         -----------       -----------
    END OF PERIOD
    (Including undistributed net investment income
    of $6,162,496 and $3,050,651, respectively)...     $ 753,529,447      $505,490,576
                                                         ===========       ===========


        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter High Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Fund was organized as a Massachusetts business trust on March 23, 1994 and commenced operations on June 2, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued, if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

DEAN WITTER HIGH INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $154,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.50% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1996, the annual rate will be reduced to 0.425% of net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER HIGH INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.80% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,911,139 at September 30, 1996.

The Distributor has informed the Fund that for the six months ended September 30, 1996, it received approximately $654,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER HIGH INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1996 aggregated $370,193,573 and $170,135,684, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and the Distributor, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $11,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                         FOR THE SIX                        FOR THE YEAR
                                                                        MONTHS ENDED                            ENDED
                                                                     SEPTEMBER 30, 1996                    MARCH 31, 1996
                                                                -----------------------------        ---------------------------
                                                                         (unaudited)
                                                                  SHARES           AMOUNT              SHARES          AMOUNT
                                                                -----------     -------------        ----------     ------------
Sold........................................................     36,649,428     $ 364,388,595        41,085,242     $408,356,512
Reinvestment of dividends and distributions.................      1,123,595        11,124,337         1,336,198       13,186,801
                                                                  ---------       -----------          --------       ----------
                                                                 37,773,023       375,512,932        42,421,440      421,543,313
Repurchased.................................................    (12,985,656)     (128,869,325)       (8,797,583)     (87,383,867)
                                                                  ---------       -----------          --------       ----------
Net increase................................................     24,787,367     $ 246,643,607        33,623,857     $334,159,446
                                                                  =========       ===========          ========       ==========

DEAN WITTER HIGH INCOME SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE SIX                           FOR THE PERIOD
                                                                           MONTHS ENDED        FOR THE YEAR        JUNE 2, 1994*
                                                                           SEPTEMBER 30,           ENDED              THROUGH
                                                                               1996           MARCH 31, 1996      MARCH 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
                                                                            (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................          $ 9.93              $ 9.77            $10.00
                                                                              --------            --------          --------
Net investment income.................................................            0.50                1.03              0.75
Net realized and unrealized gain (loss)...............................            0.04                0.18             (0.26)
                                                                              --------            --------          --------
Total from investment operations......................................            0.54                1.21              0.49
                                                                              --------            --------          --------
Less dividends and distributions from:
   Net investment income..............................................           (0.48)              (1.01)            (0.72)
   Net realized gain..................................................           (0.04)              (0.04)               --
                                                                              --------            --------          --------
Total dividends and distributions.....................................           (0.52)              (1.05)            (0.72)
                                                                              --------            --------          --------
Net asset value, end of period........................................          $ 9.95              $ 9.93            $ 9.77
                                                                              ========            ========          ========
TOTAL INVESTMENT RETURN+..............................................            6.23%(1)           12.85%             5.19%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................            1.41%(2)            1.49%             1.55%(2)(3)
Net investment income.................................................           10.82%(2)           11.22%            10.85%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $753,529            $505,491          $168,881
Portfolio turnover rate...............................................              30%(1)              69%               53%(1)

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all the expenses that were reimbursed or waived by the Investment Manager, the above annualized expense and net investment ratios would have been 1.65% and 10.75%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
HIGH INCOME
SECURITIES


[PHOTO]


SEMIANNUAL REPORT
SEPTEMBER 30, 1996